VariTrak
                      Supplement dated October 27, 2006 to
                        the Prospectus dated May 1, 2006

The following changes are effective November 20, 2006.

The "Risk of Lapse" paragraph on page 3 is deleted and replaced with the following:

     RISK OF LAPSE. If on any Monthly Policy Date the Cash Surrender Value of a Policy is insufficient to cover the Monthly Deductions and other charges under the Policy, we will notify you of this, and the Policy will enter a 61-day Grace Period. If the Grace Period expires without a sufficient payment, the Policy will lapse, and will have no further value. This could happen: (1) if the investment returns on your chosen investment portfolios are lower than anticipated; (2) if you do not pay premiums at the levels you planned; or (3) if you take Policy loans. Your Policy generally will not lapse: (1) during the first 5 Policy Years as long as you pay the Minimum Guarantee Premium; (2) if you purchase the No Lapse Guarantee Rider, the Guaranteed Death or Benefit Rider, subject to certain conditions; or (3) you elect and exercise the Overloan Protection Rider, subject to certain conditions.

The following is added under "Tax Risks" on page 3:

     The tax treatment of the Overloan Protection Rider that may be purchased with this Policy is uncertain. In particular, it is not clear whether the Overloan Protection Rider will be effective to prevent taxation of the outstanding loan balance as a distribution when the Overloan Protection Rider causes the Policy to convert to a fixed Policy. Anyone contemplating the purchase of the Policy with the Overloan Protection Rider should consult a tax adviser.

The following row is added to the "Periodic Charges Other Than Portfolio Operating Expenses" table beginning on page 5:

     -------------------------------------------------------------------------------------------------------------
     PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
     -------------------------------------------------------------------------------------------------------------
     CHARGE                    WHEN CHARGE IS DEDUCTED    AMOUNT DEDUCTED - MAXIMUM     AMOUNT DEDUCTED - CURRENT
                                                          GUARANTEED CHARGE             CHARGE
     ------------------------- -------------------------- ----------------------------- --------------------------
     OVERLOAN PROTECTION       At the time of exercise    0%-5% of Accumulated Value    0%-5% of Accumulated Value
     ------------------------- -------------------------- ----------------------------- --------------------------

The fourth paragraph under "Premiums" on page 21 is deleted and replaced with the following:

     You are not required to pay the Planned Periodic Premiums in accordance with the specified schedule. You may pay premiums whenever you like, and in any amount (subject to the $50 minimum and the limitations described in the next section). Payment of the Planned Periodic Premiums will not, however, guarantee that the Policy will remain in force. Instead, the Duration of the Policy depends upon the Policy's Cash Surrender Value. Thus, even if you pay the Planned Periodic Premiums, the Policy will lapse whenever the Cash Surrender Value is insufficient to pay the Monthly Deductions and any other charges under the Policy and if a Grace Period expires without an adequate payment by you (unless the Policy is in its first five years, or you have purchased the Guaranteed Death Benefit Rider, in either case as long as you have paid the Minimum Guarantee Premium, or you have purchased the No Lapse Guarantee Rider, as long as you have paid the Cumulative Monthly Guarantee Premium into the General Account, or you have elected, have met the exercise conditions and have exercised the Overloan Protection Rider).

The following sentence is added to the "Portfolio Rebalancing" paragraph on page 28:

     If you submit a premium allocation change, Portfolio Rebalancing will terminate unless you request it to continue.

The following sentence is added to the third paragraph under "Lapse and Reinstatement" on page 38:

You could also elect the Overloan Protection Rider, which will, subject to certain conditions, prevent the lapse of the Policy if properly exercised.

The following is added to the list in the first paragraph under "Optional Benefits" on page 44:

     o    Overloan Protection Rider

The following is added as new section under "Optional Benefits", which begins on page 44:

     Overloan Protection Rider

     If you elect the Overloan Protection Rider, we will guarantee that the Policy will not lapse if you meet the conditions to exercise and exercise the Rider before the Policy lapses. There is no charge for electing the Rider, but you will be charged if the Rider is exercised.

     AVAILABILITY. This Rider is available at any time at or after issue, but only with respect to Policies issued after the date this Rider is first offered. This Rider is available regardless of the other Riders elected. Once elected, the Rider may be cancelled on the Monthly Policy Date following receipt of a written request to terminate the Rider by National Life's Home Office.

     MECHANICS OF THE RIDER. As described in your Rider, the Rider may be exercised if all the following conditions are met:

     1.   the Attained Age of the Insured is greater than or equal to 75; and
     2. the Policy to which the Rider is attached has been in force for at least fifteen years from the Policy date of issue; and
     3. outstanding debt on the Policy must exceed the total Face Amount of the Policy; and
     4. the outstanding debt divided by the excess of the Accumulated Value over the Surrender Charge exceeds 0.95.

     We will send you a notification when these conditions have been met. The Rider must be exercised within sixty days of the date we mail notification. If it is not, the Rider will terminate.

     OTHER EFFECTS OF EXERCISE. All values from the Separate Account will be transferred to the General Account. No further transfers from the General Account to the Separate Account may be made. No additional premiums may be paid into the policy. Withdrawals will no longer be allowed. Monthly Deductions will cease. Any additional benefit Riders whose monthly cost was included in the Monthly Deductions will terminate. The policy Death Benefit Options will be switched to Option A if Option B is in effect. No adjustments will be made to the policy Face Amount. No further change in Death Benefit Option will be permitted.

     OTHER POSSIBLE PRODUCTS. Features similar to the Overloan Protection Rider are available in other products that do not offer subaccount options, including National Life's Ultra policy. If you do not plan on funding the contract above the amount required to be allocated to the General Account, thereby making use of the subaccounts offered in VariTrak, then Ultra or another non-variable universal life policy may be more cost effective for you.

     TERMINATION. This rider will terminate on the earliest of:
     o the date that your Policy terminates or matures (depending on the state of issue);
     o 60 days following our mailing of notification that the conditions for exercising this Rider have been met; or
     o the Monthly Policy Date following the receipt of your request to terminate this Rider.

     If the Overloan Protection Rider is in force at the time your Policy lapses, you may reinstate the rider when you reinstate your Policy.

     TAX MATTERS. With the Overloan Protection Rider, this Policy may be purchased with the intention of accumulating cash value on a tax-free basis for some period (such as, until retirement) and then periodically borrowing from the Policy without allowing the Policy to lapse. ANYONE CONTEMPLATING THE PURCHASE OF THE POLICY WITH THE INTENTION OF PURSUING THIS STRATEGY OR OTHERWISE EXERCISING THE "OVERLOAN PROTECTION" PROVIDED UNDER THE RIDER SHOULD BE AWARE THAT, AMONG OTHER RISKS, IT HAS NOT BEEN RULED ON BY THE IRS OR THE COURTS AND IT MAY BE SUBJECT TO CHALLENGE BY THE IRS, SINCE IT IS POSSIBLE THAT THE LOANS WILL BE TREATED AS TAXABLE DISTRIBUTIONS WHEN THE RIDER CAUSES THE POLICY TO CONVERT INTO A FIXED POLICY.

     Additional information relating to the Overloan Protection Rider is provided in the Statement of Additional Information.

     THIS RIDER IS NOT AVAILABLE IN  ALL STATES.

The following is added under "Tax Treatment of Policy Benefits-Policy Loans" on page 49:

     OVERLOAN PROTECTION RIDER. Anyone contemplating the purchase of the Policy with the Overloan Protection Rider should be aware that the tax consequences of the Overloan Protection Rider have not been ruled on by the IRS or the courts and it is possible that the IRS could assert that the outstanding loan balance should be treated as a taxable distribution when the Overloan Protection Rider causes the Policy to be converted into a fixed Policy. You should consult a tax adviser as to the tax risks associated with the Overloan Protection Rider.

The current Appendix C is re-named Appendix D and the following is added as Appendix C:


                                   Appendix C
                            Overloan Protection Rider

Exhibit I
Male, Nonsmoker, Attained Age = 75, Option A       20 Year Projection after OPR Exercise
Death Benefit
Form 7206(0395)                          Crediting rate on unloaned AV                           7%
                                         Variable Loan Rate                                      6%

   Policy Values before OPR                  Year      Attained    End of     End of Year  End of Year    End of
           exercise:                                     Age      Year AV     Outstanding Cash Surrender   Year
                                                                                  Loan       Value         Death
                                                                                                           Benefit
                                                1        75       102,279       101,230       1,049         107,393

Face Amount                  $   75,000         2        76       108,426       107,304       1,122         113,847

Accumulated Value            $  100,000         3        77       114,943       113,742       1,201         120,690

GPT Corridor Factor                1.05         4        78       121,851       120,567       1,285         127,944

Death Benefit                $  105,000         5        79       129,175       127,801       1,375         135,634

Outstanding Loan             $   95,500         6        80       136,939       135,469       1,471         143,786

                                                7        81       145,170       143,597       1,574         152,429

Exercise Charge Percentage         3.52%        8        82       153,896       152,212       1,684         161,591

Exercise Charge              $    3,520         9        83       163,147       161,345       1,802         171,304

                                               10        84       172,954       171,026       1,928         181,601

Policy Values after OPR                        11        85       183,350       181,288       2,063         192,518
exercise:
Face Amount                  $   75,000        12        86       194,372       192,165       2,207         204,091

Accumulated Value            $   96,480        13        87       206,056       203,695       2,362         216,359

GPT Corridor Factor                1.05        14        88       218,443       215,916       2,527         229,365

Death Benefit                $  101,304        15        89       231,575       228,871       2,704         243,154

Outstanding Loan             $   95,500        16        90       245,497       242,604       2,893         257,772

                                               17        91       260,255       257,160       3,096         273,268

                                               18        92       275,902       272,589       3,312         289,697

                                               19        93       292,489       288,945       3,544         307,113

                                               20        94       310,074       306,281       3,792         325,577



Exhibit II
Male Nonsmoker/Female Nonsmoker, Attained Age = 75/75,
Option A Death                                    20 Year Projection after OPR Exercise
Benefit Form 7207(0395)                           Crediting rate on unloaned AV                7%
                                                  Variable Loan Rate                           6%

 Policy Values before OPR                   Year    Attained    End of      End of Year    End of Year      End of Year
         exercise:                                     Age      Year AV     Outstanding   Cash Surrender       Death
                                                                               Loan          Value             Benefit

                                              1        75       102,824        101,230        1,594            107,966

Face Amount                  $   75,000       2        76       109,010        107,304        1,706            114,460

Accumulated Value            $  100,000       3        77       115,567        113,742        1,825            121,346

GPT Corridor Factor                1.05       4        78       122,520        120,567        1,953            128,646

Death Benefit                $  105,000       5        79       129,890        127,801        2,090            136,385

Outstanding Loan             $   95,500       6        80       137,705        135,469        2,236            144,590

                                              7        81       145,989        143,597        2,393            153,289

Exercise Charge Percentage         3.01%      8        82       154,773        152,212        2,560            162,511

Exercise Charge              $    3,010       9        83       164,085        161,345        2,739            172,289

                                             10        84       173,957        171,026        2,931            182,655

Policy Values after OPR                      11        85       184,424        181,288        3,136            193,645
exercise:
Face Amount                  $   75,000      12        86       195,521        192,165        3,356            205,297

Accumulated Value            $   96,990      13        87       207,285        203,695        3,591            217,650

GPT Corridor Factor                1.05      14        88       219,758        215,916        3,842            230,746

Death Benefit                $  101,840      15        89       232,982        228,871        4,111            244,631

Outstanding Loan             $   95,500      16        90       247,002        242,604        4,399            259,352

                                             17        91       261,866        257,160        4,707            274,960

                                             18        92       277,625        272,589        5,036            291,507

                                             19        93       294,333        288,945        5,389            309,050

                                             20        94       312,047        306,281        5,766            327,650

                                    Varitrak
                      Supplement dated October 27, 2006 to
            the Statement of Additional Information dated May 1, 2006

The following changes are effective November 20, 2006.

The following is added under "Distribution of the Policies" beginning on page 2:

     To promote sales of the Policies and consistent with NASD Conduct Rules, National Life and/or ESI may contribute amounts to various non-cash and cash incentives paid to registered representatives in addition to sales commissions, including (1) sponsoring educational programs, (2) sponsoring sales contests and/or promotions in which participants receive prizes such as travel, merchandise, hardware and/or software; (3) paying for occasional meals, lodging and/or entertainment; and/or (4) making cash payments in lieu of business expense reimbursements the amounts of which may be based on the sales of the Policies.

The following is added as a new section under "Optional Benefits", which begins on page 8:

     Overloan Protection Rider

     The Overloan Protection Rider is summarized in the prospectus. Additional information with respect to this rider is provided below.

     CALCULATION OF COST OF THE RIDER. There is a one-time Exercise Charge for this rider. The Exercise Charge will be equal to the product of the Exercise Charge Percentage shown on the Overloan Protection Rider Data Page for the Attained Age of the Insured at the time of exercise multiplied by the Accumulated Value of the Policy. The Exercise Charge will be deducted from the General Account of the Policy.

     EFFECT OF INCREASES OR DECREASES. If you increase the Face Amount of a Policy with the Overloan Protection Rider, the Rider's protection will extend to the increase. If you decrease the Face Amount, the Rider's protection will apply to the reduced amount.

     THIS RIDER IS NOT AVAILABLE IN ALL STATES.